Stock-Based Compensation - Schedule of Restricted Stock Unit Awards Activity (Detail)	3 Months Ended
Jun. 30, 2020 $ / shares shares
Share-based Payment Arrangement [Abstract]
Issued | shares	127,200
Unvested as of June 30, 2020 | shares	127,200
Weighted average grant date fair value, issued | $ / shares	$ 19.01
Weighted average grant date fair value, ending balance | $ / shares	$ 19.01